Cover	Oct. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 05, 2026
Entity File Number	001-13783
Entity Registrant Name	IES Holdings, Inc.
Entity Central Index Key	0001048268
Entity Tax Identification Number	76-0542208
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	13131 Dairy Ashford Road
Entity Address, City or Town	Suite 500 Sugar Land
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77478
City Area Code	(713)
Local Phone Number	860-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	IESC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false